UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
HORIZON SPACE ACQUISITION II CORP
Net loss	$ (29,122)	$ 472,592
Adjustments to reconcile net income to net cash provided by operating activities:
Dividend and interest income on Trust Account	(588,076)	(726,071)
Interest expense	252,293	0
Adjustment to Reconcile Net Income to Cash Provided by (Used in) Operating Activity, Increase (Decrease) in Operating Capital [Abstract]
Prepaid expense	(50,781)	(50,781)
Accrued expense	200,705	22,316
Net cash used in operating activities	(214,981)	(281,944)
Cash Provided by (Used in) Investing Activity, Including Discontinued Operation [Abstract]
Proceeds from sale of investments in the Trust Account	34,221,276	0
Extension fee deposited into Trust Account	(100,000)	0
Net cash (used in) provided by investing activities	34,121,276	0
Cash Provided by (Used in) Financing Activity, Including Discontinued Operation [Abstract]
Ordinary shares redemption	(34,221,276)	0
Proceed from promissory note, third party	100,000	0
Proceeds from related party	216,650	0
Net cash provided by financing activities	(33,904,626)	0
Net Change in Cash	1,669	(281,944)
Cash, beginning of the period	7,917	646,720
Cash, end of the period	9,586	364,776
Supplemental Cash Flow Information [Abstract]
Subsequent accretion of carrying value for public shares to redemption value	435,783	726,071
Ordinary share subject to redemption	$ 37,230,555	$ 0